ACQUISITION (Details)	9 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
Business Combinations [Abstract]
Revenues	$ 1,118,900
Net income (loss)	$ (8,542,400)
Basic and diluted loss per share: (in dollars per share) | $ / shares	$ (1.78)
Outstanding at weighted average shares outstanding (in shares) | shares	4,793,273